Concentrations of Risk - Geographic Risk (Details) - Mortgage Loans Customer - Mortgage Loans Benchmark - Credit Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Reverse Mortgage | Agency [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.00%	70.00%
Reverse Mortgage | Non-agency
Concentration Risk [Line Items]
Concentration risk percentage	36.00%	30.00%
Reverse Mortgage | Minimum
Concentration Risk [Line Items]
Concentration risk percentage	5.00%
Non-Agency Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Non-Agency Reverse Mortgage | Minimum
Concentration Risk [Line Items]
Concentration risk percentage	5.00%
Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Nonperforming HECM buyouts | Minimum
Concentration Risk [Line Items]
Concentration risk percentage	5.00%
Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Commercial Mortgage | Minimum
Concentration Risk [Line Items]
Concentration risk percentage	5.00%
California | Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	47.00%	45.00%
California | Non-Agency Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	77.00%	81.00%
California | Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	10.00%
California | Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	4.00%	5.00%
New York | Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	8.00%
New York | Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	17.00%
Florida | Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	5.00%	5.00%
Florida | Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	5.00%	6.00%
Florida | Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	6.00%
Texas | Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	4.00%	5.00%
Texas | Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Texas | Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	4.00%	5.00%
Other | Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	37.00%	37.00%
Other | Non-Agency Reverse Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	19.00%
Other | Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	42.00%	42.00%
Other | Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	64.00%	66.00%
Puerto Rico | Nonperforming HECM buyouts
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	15.00%
Illinois | Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	11.00%
New Jersey | Commercial Mortgage
Concentration Risk [Line Items]
Concentration risk percentage	8.00%	7.00%